Business Combination - Additional Information (Details) - USD ($)		3 Months Ended	12 Months Ended
	Nov. 25, 2019	Mar. 31, 2020	Dec. 31, 2019	Nov. 24, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Common stock, shares issued	19,977,113	20,254,217	19,977,113
Common stock, shares outstanding	19,977,113	20,019,048	19,977,113
Balance in trust account				$ 40,800,000
Goodwill		$ 16,370,000	$ 16,953,000		$ 17,276,000
Direct and incremental costs		$ 13,100,000	13,100,000
Former Securityholders of Gig Capital
Business Acquisition [Line Items]
Business acquisition ownership percentage	46.50%
Esse Effe S.p.A
Business Acquisition [Line Items]
Cash consideration	$ 6,000,000
Maya
Business Acquisition [Line Items]
Cash consideration	$ 1,500,000
Kaleyra, Inc
Business Acquisition [Line Items]
Business acquisition ownership percentage	63.36%
Goodwill	$ 0
Other intangible assets	0
Direct and incremental costs			$ 7,700,000
Stock Purchase Agreement | Esse Effe S.p.A
Business Acquisition [Line Items]
Cash consideration	6,000,000
Stock Purchase Agreement | Maya
Business Acquisition [Line Items]
Cash consideration	$ 1,500,000
Common Stock
Business Acquisition [Line Items]
Stock redemption price per share	$ 10.5019
Common Stock | Stock Purchase Agreement
Business Acquisition [Line Items]
Closing of business combination share consideration	10,687,106